As filed with the Securities and Exchange Commission on April 27, 2009
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1933 Act File No. 333-
1940 Act File No. 811-22272

U. S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

(Check appropriate box or boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No.
[ ]	Post-Effective Amendment No.

and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 3

Nuveen California Municipal Value Fund 2

Exact Name of Registrant as Specified in Declaration of Trust

333 West Wacker Drive, Chicago, Illinois 60606

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 257-8787

Registrant’s Telephone Number, including Area Code

Kevin J. McCarthy

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Stacy H. Winick	Eric F. Fess	Leonard B. Mackey Jr.
K&L Gates LLP	Chapman and Cutler LLP	Clifford Chance US LLP
1601 K Street, N.W.	111 W. Monroe	31 West 52nd Street
Washington, DC 20006	Chicago, IL 60603	New York, NY 10019

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  [  ]

It is proposed that this filing will become effective (check appropriate box)

[ ]	when declared effective pursuant to section 8(c).

[X]	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-157060.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Shares, $0.01 par value (“Shares”)	135,000 Shares (2)	$15.00	$2,025,000	$113.00

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(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	All of which may be purchased pursuant to an over-allotment option of 435,000 Shares granted by the Registrant to the Underwriters.

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EXPLANATORY NOTE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-157060) filed by Nuveen California Municipal Value Fund 2 (the “Registrant”) with the Securities and Exchange Commission, as amended, declared effective on April 27, 2009, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:   Financial Statements and Exhibits

1.     Financial Statements:

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, were filed in Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-157060) and are incorporated by reference herein.

2.     Exhibits:

a.	Declaration of Trust dated January 30, 2009. (1)

b.	By-laws of Registrant. (1)

c.	None.

d.	None.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan. (2)

f.	None.

g.	Investment Management Agreement between Registrant and Nuveen Asset Management dated March 16, 2009. (3)

h.1	Form of Underwriting Agreement. (2)

h.2	Form of Merrill Lynch & Co. Standard Dealer Agreement. (2)

h.3	Form of Nuveen Master Selected Dealer Agreement. (2)

h.4	Form of Merrill Lynch & Co. Master Agreement Among Underwriters. (2)

h.5	Form of Dealer Letter Agreement. (2)

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. (2)

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. (2)

j.1	Appendix A to Custodian Agreement dated March 16, 2009. (3)

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. (2)

k.1	Schedule A to the Transfer Agency Agreement dated April 27, 2009. (3)

l.1	Opinion of K&L Gates LLP. (2)

l.2	Opinion of Bingham McCutchen LLP. (2)

m.	Not Applicable.

n.1	Consent of Ernst & Young LLP.

n.2	Consent of K&L Gates LLP.

n.3	Consent of Bingham McCutchen LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated March 16, 2009. (2)

q.	None.

r.	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management. (2)

s.	Powers of Attorney.

(1)	Filed on January 30, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.
(2)	Filed on March 24, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.
(3)	Filed on April 27, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.

Item 26:   Marketing Arrangements

See Sections 2, 3(j) and 3(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement.

See the Introductory Paragraph and Paragraphs 2, 3 and 4 of the Form of Merrill Lynch & Co. Standard Dealer Agreement filed as Exhibit h.2 to this Registration Statement and the Introductory Paragraph and Sections 2 and 3 of the Form of Nuveen Master Selected Dealer Agreement filed as Exhibit h.3 to this Registration Statement.

See Sections the Introductory Paragraph and Sections 2 through 9 and 14 of the Form of Merrill Lynch & Co. Master Agreement Among Underwriters filed as Exhibit h.4 to this Registration Statement.

See Paragraph e of the Form of Dealer Letter Agreement between Nuveen and the underwriters filed as Exhibit h.5 to this Registration Statement.

Item 27:   Other Expenses of Issuance and Distribution

Securities and Exchange Commission fees	$2,678
Financial Industry Regulatory Authority fees	5,300
Promotion	105,000
Printing and engraving expenses	110,000
Legal Fees	125,000
Underwriters reimbursement	16,000
Exchange listing fees	20,000
Miscellaneous expenses	6,022

Total	$390,000

Item 28:  Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:  Number of Holders of Securities

At April 27, 2009:

Title of Class	Number of Record Holders
Common Shares, $0.01 par value	1

Item 30:  Indemnification

Section 4 of Article XII of the Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Adviser and Mutual Fund Professional and Directors and Officers Liability policies in the aggregate amount of $50,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $1,000,000 deductible for operational failures (after the deductible is satisfied, the insurer would cover 80% of any operational failure claims and the Fund would be liable for 20% of any such claims) and $1,000,000 deductible for all other claims, with $0 deductible for individual insureds.

Section 6 of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31:  Business and Other Connections of Investment Adviser

Nuveen Asset Management (“NAM”) serves as investment adviser to separately managed accounts, closed-end management investment companies and to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V and Nuveen Managed Accounts Portfolios Trust.

NAM has no other clients or business at the present time. For a description of any other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser who serves as officer or Trustee of the Registrant has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under “Management of the Fund” in Part B of this Registration Statement. Such information for the remaining executive officers of NAM appears below:

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Fiscal Years
Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel	Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Managing Director and Assistant Secretary of Nuveen Investments Holdings, Inc., and Nuveen Investments Advisers, Inc.; Vice President and Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC, NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc. and Symphony Asset Management, LLC.

Name and Position with NAM	Other Business Profession, Vocation or Employment During Past Two Fiscal Years
Sherri A. Hlavacek, Vice President, Corporate Controller and Treasurer	Vice President, Corporate Controller and Treasurer of Nuveen Investments, Inc. and Nuveen Investments, LLC; Vice President and Corporate Controller of Nuveen Investments Holdings, Inc., and Nuveen Investments Advisers Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investments Advisers Inc., Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc. and Nuveen Investments Institutional Services Group LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer	Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC; Chief Compliance Officer of Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of NWQ Holdings, LLC.

John L. MacCarthy, Executive Vice President, Director and Secretary	Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008), formerly, Senior Vice President (2006-2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc. and Santa Barbara Asset Management, LLC.

Glenn R. Richter, Executive Vice President and Director	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.

The principal business address of Nuveen Investments, Inc. and its affiliates is 333 West Wacker Drive, Chicago, Illinois 60606.

Item 32:  Location of Accounts and Records

NAM, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-laws, minutes of Trustees’ and shareholders’ meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, 250 Royall Street, Canton, Massachusetts 02021, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Item 33:  Management Services

Not applicable.

Item 34:  Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if: (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 27th day of April, 2009.

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND 2

/s/ Kevin J. McCarthy
Kevin J. McCarthy, Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial and accounting officer)	April 27, 2009

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (principal executive officer)	April 27, 2009

Robert P. Bremner*	Chairman of the Board and Trustee

John P. Amboian*	Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee

David J. Kundert*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

William J. Schneider*	Trustee

Terence J. Toth*	Trustee

By: /s/ Kevin J. McCarthy
Kevin J. McCarthy
Attorney-In-Fact
April 27, 2009

*	The original powers of attorney authorizing Kevin J. McCarthy, Larry W. Martin, Gifford R. Zimmerman and Eric Fess, among others, to execute this Registration Statement, and Amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, has been executed and is filed herewith as an Exhibit.

INDEX TO EXHIBITS

a.	Declaration of Trust dated January 30, 2009. (1)

b.	By-laws of Registrant. (1)

c.	None.

d.	None.

e.	Terms and Conditions of the Automatic Dividend Reinvestment Plan. (2)

f.	None.

g.	Investment Management Agreement between Registrant and Nuveen Asset Management dated March 16, 2009. (3)

h.1	Form of Underwriting Agreement. (2)

h.2	Form of Merrill Lynch & Co. Standard Dealer Agreement. (2)

h.3	Form of Nuveen Master Selected Dealer Agreement. (2)

h.4	Form of Merrill Lynch & Co. Master Agreement Among Underwriters. (2)

h.5	Form of Dealer Letter Agreement. (2)

i.	Nuveen Open-End and Closed-End Funds Deferred Compensation Plan for Independent Directors and Trustees. (2)

j.	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated February 25, 2005. (2)

j.1	Appendix A to Custodian Agreement dated March 16, 2009. (3)

k.	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated October 7, 2002. (2)

k.1	Schedule A to the Transfer Agency Agreement dated April 27, 2009. (3)

l.1	Opinion of K&L Gates LLP. (2)

l.2	Opinion of Bingham McCutchen LLP. (2)

m.	Not Applicable.

n.1	Consent of Ernst & Young LLP.

n.2	Consent of K&L Gates LLP.

n.3	Consent of Bingham McCutchen LLP.

o.	None.

p.	Subscription Agreement of Nuveen Asset Management dated March 16, 2009. (2)

q.	None.

r.	Code of Ethics of Nuveen Exchange-Traded Funds and Nuveen Asset Management. (2)

s.	Powers of Attorney.

(1)	Filed on January 30, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.
(2)	Filed on March 24, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.
(3)	Filed on April 27, 2009 with Registrant’s Registration Statement on Form N-2 (File No. 333-157060) and incorporated by reference herein.